Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia International Bond Fund))	0 Months Ended
Jun. 18, 2012
Citigroup Non-U.S. WGBI (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.17%
Life of Fund	7.38%
Inception Date	Dec. 01, 2008
Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.13%
Life of Fund	8.49%
Inception Date	Dec. 01, 2008